RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Dec. 15, 2021	Sep. 08, 2021	Jul. 31, 2020	Jan. 08, 2019	Jan. 31, 2018	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
IfrsStatementLineItems [Line Items]
Portage paid Intensity						$ 83,437	$ 77,088	$ 62,132
Interest incurred							78,427	$ 226,018
Accrued interest							5,000
Repayments of advance to board Member of company			$ 1,000,000.0
Issuance of unsecured notes, description						The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx. On the Acquisition Date, the fair value of the warrants, which are included in non-controlling interest, was determined to be $2.5 million using the Black-Scholes model.
Annual feesDescription						Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nomination Committee will be entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees will be entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears.
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Base salary	$ 618,000
Executives [Member]
IfrsStatementLineItems [Line Items]
Base salary	$ 348,000
SalvaRx Group plc. [Member]
IfrsStatementLineItems [Line Items]
Business combination acquisition percentage				100.00%
Exchange of common stock				8,050,701
Cash Consideration From Issuance Of Shares				$ 92,600
Portage Glasgow Ltd. [Member]
IfrsStatementLineItems [Line Items]
Wholly-owned subsidiary, description					PPL held 65% equity in PGL, committed to provide financing and also handles financial and administrative matters of PGL. The Company disposed of 100% of its interests in PPL and PGL on March 3, 2021 (see Note 8, “Disposition of PPL”).
Accrued interest							692,045
Principal paid to director							805,000
Exchange of notes payable for SalvaRx warrants							$ 2,415,000
Warrants price							$ 6.64
Iox [Member]
IfrsStatementLineItems [Line Items]
Issuance of unsecured notes, description		Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162. Simultaneously, the Company entered into an agreement with Oxford Sciences Innovation, Plc (“OSI”), the holder of $0.15 million notes plus accrued interest under which OSI exchanged the notes plus accrued interest for 820 shares of iOx. The Company followed the guidance provided by an IFRS Discussion Group Public Meeting dated November 29, 2016, following the general tenets of IAS 39, “Financial Instruments: Recognition and Measurement,” and IFRIC 19, “Extinguishing Financial Liabilities with Equity Instruments” and recorded the exchange at historical cost. Additionally, no profit or loss was recorded in connection with the exchange. As a result of these transactions, the Company, through SalvaRx, increased its ownership up from 60.49% to 78.32%.